Document and Entity Information	May 29, 2020
Cover [Abstract]
Entity Registrant Name	Xperi Corp
Amendment Flag	false
Entity Central Index Key	0001690666
Document Type	8-K
Document Period End Date	May 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37956
Entity Tax Identification Number	81-4465732
Entity Address, Address Line One	3025 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	321-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	XPER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false